Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital [Member]	Equity Valuation Adjustments: Deemed Cost [Member]	Equity Valuation Adjustments: Other Comprehensive Income [Member]	Profit Reserves: Legal Reserve [Member]	Profit Reserves: Profit Retention Reserve [Member]	Accumulated Profit [Member]	Shareholders' Equity [Member]	Attributable to Non-Controlling Interests [Member]	Total
Balance, beginning at Dec. 31, 2016	R$ 7,910,000	R$ 944,956	R$ 53,510	R$ 792,716	R$ 5,016,916		R$ 14,718,098	R$ 260,044	R$ 14,978,142
Changes in equity
Net income (loss)						1,033,626	1,033,626	84,629	1,118,255
Other comprehensive income: Gain on financial assets, net of taxes			17,250				17,250		17,250
Other comprehensive income: actuarial gain (losses), net of taxes			(29,556)				(29,556)	(123)	(29,679)
Realization - gain on financial assets, net of taxes			(18,909)				(18,909)		(18,909)
Total comprehensive income			(31,215)			1,033,626	1,002,411	84,506	1,086,917
Realization - deemed cost, net of taxes		(71,650)				71,650
Deliberation of additional dividends proposed								(11,053)	(11,053)
Approval of additional dividends in accordance with the 62nd Annual General Meeting					(223,266)		(223,266)		(223,266)
Allocation proposed to GSM: Legal reserve				51,682		(51,682)
Allocation proposed to GSM: Interest on own capital						(266,000)	(266,000)		(266,000)
Allocation proposed to GSM: Dividends						(23,401)	(23,401)	(30,836)	(54,237)
Allocation proposed to GSM: Profit retention reserve					764,193	(764,193)
Balance, ending at Dec. 31, 2017	7,910,000	873,306	22,295	844,398	5,557,843		15,207,842	302,661	15,510,503
Changes in equity
Adjustments arising from the adoption of IFRS15 and IFRS9			(4,391)			(160,533)	(164,924)		(164,924)
Transfers to profit retention reserve					(160,533)	160,533
Balance as of January 1, 2018	7,910,000	873,306	17,904	844,398	5,397,310		15,042,918	302,661	15,345,579
Net income (loss)						1,407,063	1,407,063	36,941	1,444,004
Other comprehensive income: actuarial gain (losses), net of taxes			(38,514)				(38,514)	154	(38,360)
Realization - gain on financial assets, net of taxes									0
Total comprehensive income			(38,514)			1,407,063	1,368,549	37,095	1,405,644
Realization - deemed cost, net of taxes		(67,086)				67,086
Allocation proposed to GSM: Legal reserve				70,353		(70,353)
Allocation proposed to GSM: Interest on own capital						(280,000)	(280,000)		(280,000)
Allocation proposed to GSM: Dividends						(98,542)	(98,542)	(36,467)	(135,009)
Allocation proposed to GSM: Profit retention reserve					1,025,254	(1,025,254)
Balance, ending at Dec. 31, 2018	7,910,000	806,220	(20,610)	914,751	6,422,564		16,032,925	303,289	16,336,214
Changes in equity
Net income (loss)						1,989,946	1,989,946	72,923	2,062,869
Other comprehensive income: actuarial gain (losses), net of taxes			(122,583)				(122,583)	(601)	(123,184)
Other comprehensive income: Gain (loss) with interest variation in Subsidiary			(4,874)				(4,874)	4,874
Realization - gain on financial assets, net of taxes									0
Total comprehensive income			(127,457)			1,989,946	1,862,489	77,196	1,939,685
Realization - deemed cost, net of taxes		(66,226)				66,226
Deliberation of additional dividends proposed								(3,335)	(3,335)
Dividends								(7,838)	(7,838)
Capital increase	2,890,000				(2,890,000)
Allocation proposed to GSM: Legal reserve				99,497		(99,497)
Allocation proposed to GSM: Interest on own capital						(643,000)	(643,000)		(643,000)
Allocation proposed to GSM: Dividends								(23,514)	(23,514)
Allocation proposed to GSM: Profit retention reserve					1,313,675	R$ (1,313,675)
Balance, ending at Dec. 31, 2019	R$ 10,800,000	R$ 739,994	R$ (148,067)	R$ 1,014,248	R$ 4,846,239		R$ 17,252,414	R$ 345,798	R$ 17,598,212